SEGMENT REPORTING - Gross Sales by Major Product Classification (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Revenue
Total Gross Sales									$ 4,492,183	$ 4,565,749
Total Gross Sales									4,492,184	4,565,749	$ 4,006,203
Sales allowances									(76,175)	(76,569)	(65,021)
Total Net Sales	$ 998,041	$ 1,163,026	$ 1,239,817	$ 1,015,125	$ 988,181	$ 1,212,702	$ 1,294,440	$ 993,857	4,416,009	4,489,180	3,941,182
Value-Added Sales
Revenue
Total Gross Sales									3,104,336	2,938,729	2,621,641
Trusses - residential, modular and manufactured housing
Revenue
Total Gross Sales									438,621	421,996	368,591
Fencing
Revenue
Total Gross Sales									180,772	180,783	187,905
Decking and railing - composite, wood and other
Revenue
Total Gross Sales									310,311	261,778	244,910
Turn-key framing and installed sales
Revenue
Total Gross Sales									159,307	151,397	149,520
Industrial packaging and components
Revenue
Total Gross Sales									676,214	591,314	471,262
Engineered wood products (eg. LVL; i-joist)
Revenue
Total Gross Sales									86,954	83,222	76,507
In-store fixtures
Revenue
Total Gross Sales									274,580	252,341	260,174
Manufactured brite and other lumber
Revenue
Total Gross Sales									68,725	92,255	109,582
Wall panels
Revenue
Total Gross Sales									64,357	69,889	61,226
Outdoor DIY products (eg. stakes; landscape ties)
Revenue
Total Gross Sales									124,586	128,711	110,327
Construction and building materials (eg. door packages; drywall)
Revenue
Total Gross Sales									320,603	314,965	265,048
Lattice - plastic and wood
Revenue
Total Gross Sales									70,448	62,598	48,736
Manufactured brite and other panels
Revenue
Total Gross Sales									79,122	94,469	81,143
Siding, trim and moulding
Revenue
Total Gross Sales									111,230	107,873	85,016
Hardware
Revenue
Total Gross Sales									16,069	16,742	21,218
Manufactured treated lumber
Revenue
Total Gross Sales									92,277	96,450	69,844
Other
Revenue
Total Gross Sales									30,160	11,946	10,632
Commodity-Based Sales
Revenue
Total Gross Sales									1,387,848	1,627,020	1,384,562
Non-manufactured brite and other lumber
Revenue
Total Gross Sales									594,534	700,143	545,430
Non-manufactured treated lumber
Revenue
Total Gross Sales									525,030	585,628	523,245
Non-manufactured brite and other panels
Revenue
Total Gross Sales									205,678	278,898	265,909
Non-manufactured treated panels
Revenue
Total Gross Sales									39,340	42,958	36,913
Other
Revenue
Total Gross Sales									$ 23,266	$ 19,393	$ 13,065